Investment in an Equity Investee	12 Months Ended
Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN AN EQUITY INVESTEE
10.	INVESTMENT IN AN EQUITY INVESTEE

As of June 30, 2020, the Company's investment in an equity investee was as following:

Investment

Urban Tea Management Inc.	$210,000
Less: Share of results of Urban Tea Management Inc.	(22,245)
$187,755

In November 2019 through March 2020, the Company made investments aggregating $210,000 in Urban Tea Management Inc (the "equity investee"), in which the Company and an unrelated third party invested capital of 70% and 30%, respectively, and was entitled to 51% and 49% profit earned from the Company, respectively. The investment was for the purpose of expansion its tea shop chain to overseas market.

Pursuant to the articles of association the equity investee, the operating and financing activities shall be unanimously approved by the Company and the third party, thus the Company does not control the equity investee but exercised significant influence over the equity investee. In accordance with ASC 323 "Investments — Equity Method and Joint Ventures,", the Company accounted for the investments using equity method.

The equity investee was newly set up and did commence operations until August 1, 2020. For the year ended June 30, 2020, the equity investee incurred operating expenses and net loss of $43,618.